Borrowings and financing (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	R$ 25,258,297
Additions	541
Funding	18,590,352
Borrowing costs	(254,280)
Inflation adjustment and exchange rate changes	(24,831)
Inflation adjustment/Exchange rate change - Capitalized	62,028
Interest paid	(2,696,320)
Amortization	(4,295,849)
Accrued interest	2,612,031
Provision for interest and charges -capitalized	758,185
Expenses with borrowing costs	45,880
Borrowings and financing, ending	40,142,347
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	21,901,932
Additions	541
Funding	10,878,114
Borrowing costs	(181,591)
Inflation adjustment and exchange rate changes	234,363
Inflation adjustment/Exchange rate change - Capitalized	66,011
Interest paid	(2,506,323)
Amortization	(4,016,269)
Accrued interest	2,332,136
Provision for interest and charges -capitalized	751,285
Expenses with borrowing costs	39,720
Fair Value	10,176
Borrowings and financing, ending	29,510,095
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	12,062,023
Additions
Funding	10,818,600
Borrowing costs	(181,512)
Inflation adjustment and exchange rate changes	184,934
Inflation adjustment/Exchange rate change - Capitalized	55,463
Interest paid	(1,413,689)
Amortization	(2,568,437)
Accrued interest	1,458,664
Provision for interest and charges -capitalized	410,249
Expenses with borrowing costs	31,473
Fair Value	10,176
Borrowings and financing, ending	20,867,944
Local Currency [Member] | Brazilian Federal Savings Banks [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,688,057
Additions
Funding	59,514
Borrowing costs
Inflation adjustment and exchange rate changes	31,293
Inflation adjustment/Exchange rate change - Capitalized	5,217
Interest paid	(129,881)
Amortization	(149,610)
Accrued interest	108,808
Provision for interest and charges -capitalized	20,925
Expenses with borrowing costs
Fair Value
Borrowings and financing, ending	1,634,323
Local Currency [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,069,075
Additions
Funding
Borrowing costs
Inflation adjustment and exchange rate changes	18,136
Inflation adjustment/Exchange rate change - Capitalized	5,331
Interest paid	(73,204)
Amortization	(265,714)
Accrued interest	56,058
Provision for interest and charges -capitalized	16,546
Expenses with borrowing costs	352
Fair Value
Borrowings and financing, ending	826,580
Local Currency [Member] | I D B [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	3,805,995
Additions
Funding
Borrowing costs	(79)
Inflation adjustment and exchange rate changes
Inflation adjustment/Exchange rate change - Capitalized
Interest paid	(409,438)
Amortization	(702,858)
Accrued interest	283,246
Provision for interest and charges -capitalized	155,002
Expenses with borrowing costs	4,342
Fair Value
Borrowings and financing, ending	3,136,210
Local Currency [Member] | I F C [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	2,805,918
Additions
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment/Exchange rate change - Capitalized
Interest paid	(457,343)
Amortization	(44,200)
Accrued interest	311,151
Provision for interest and charges -capitalized	148,526
Expenses with borrowing costs	3,553
Fair Value
Borrowings and financing, ending	2,767,605
Local Currency [Member] | Leases (Concession Agreements, Program Contracts and Contract Assets) [member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	317,144
Additions
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment/Exchange rate change - Capitalized
Interest paid	(22,710)
Amortization	(183,910)
Accrued interest	83,903
Provision for interest and charges -capitalized
Expenses with borrowing costs
Fair Value
Borrowings and financing, ending	194,427
Local Currency [Member] | Leases (Others) [member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	150,924
Additions	541
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment/Exchange rate change - Capitalized
Interest paid
Amortization	(99,684)
Accrued interest	30,287
Provision for interest and charges -capitalized
Expenses with borrowing costs
Fair Value
Borrowings and financing, ending	82,068
Local Currency [Member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	2,796
Additions
Funding
Borrowing costs
Inflation adjustment and exchange rate changes
Inflation adjustment/Exchange rate change - Capitalized
Interest paid	(58)
Amortization	(1,856)
Accrued interest	19
Provision for interest and charges -capitalized	37
Expenses with borrowing costs
Borrowings and financing, ending	938
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	3,356,365
Additions
Funding	7,712,238
Borrowing costs	(72,689)
Inflation adjustment and exchange rate changes	(259,194)
Interest paid	(189,997)
Amortization	(279,580)
Accrued interest	279,895
Provision for interest and charges -capitalized	6,900
Expenses with borrowing costs	6,160
Fair Value	76,137
Borrowings and financing, ending	10,632,252
Inflation adjustment/Exchange rate change - Capitalized	(3,983)
Foreign Currency [Member] | IDBs [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,017,833
Additions
Funding	211,653
Borrowing costs	(4,505)
Inflation adjustment and exchange rate changes	(108,977)
Interest paid	(53,406)
Amortization	(85,657)
Accrued interest	47,168
Provision for interest and charges -capitalized	3,762
Expenses with borrowing costs	1,296
Fair Value	14,021
Borrowings and financing, ending	1,037,182
Inflation adjustment/Exchange rate change - Capitalized	(6,006)
Foreign Currency [Member] | I B R D [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	846,017
Additions
Funding	437,507
Borrowing costs	(2,346)
Inflation adjustment and exchange rate changes	(90,173)
Interest paid	(46,133)
Amortization	(34,034)
Accrued interest	45,786
Provision for interest and charges -capitalized	861
Expenses with borrowing costs	701
Fair Value	3,308
Borrowings and financing, ending	1,160,707
Inflation adjustment/Exchange rate change - Capitalized	(787)
Foreign Currency [Member] | J I C A [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,492,515
Additions
Funding	1,030,950
Borrowing costs	(10,426)
Inflation adjustment and exchange rate changes	(128,344)
Interest paid	(21,509)
Amortization	(159,889)
Accrued interest	20,954
Provision for interest and charges -capitalized	697
Expenses with borrowing costs	374
Fair Value	(101,669)
Borrowings and financing, ending	2,125,285
Inflation adjustment/Exchange rate change - Capitalized	1,632
Foreign Currency [Member] | IFCs [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning
Additions
Funding	3,372,828
Borrowing costs	(35,733)
Inflation adjustment and exchange rate changes	(24,945)
Interest paid	(68,949)
Amortization
Accrued interest	102,377
Provision for interest and charges -capitalized	1,580
Expenses with borrowing costs	2,133
Fair Value	64,968
Borrowings and financing, ending	3,415,437
Inflation adjustment/Exchange rate change - Capitalized	1,178
Foreign Currency [Member] | Blue Bonds [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning
Additions
Funding	2,659,300
Borrowing costs	(19,679)
Inflation adjustment and exchange rate changes	93,245
Interest paid
Amortization
Accrued interest	63,610
Provision for interest and charges -capitalized
Expenses with borrowing costs	1,656
Fair Value	95,509
Borrowings and financing, ending	2,893,641
Inflation adjustment/Exchange rate change - Capitalized